Unaudited Condensed Statements of Operations (Q3) - USD ($)	3 Months Ended			5 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2021		Sep. 30, 2022
Income Statement [Abstract]
Formation and operating costs	$ 404,425			$ 338		$ 863,546
Loss from operations	(404,425)			(338)		(863,546)
Other income:
Interest income earned on cash and marketable securities held in Trust Account	1,136,826					1,371,326
Change in fair value of warrant liabilities	1,074,374					6,246,897
Total other income	2,211,200					7,618,223
Income (loss) before provision for income tax	1,806,775			(338)		6,754,677
Income tax provision	(42,962)					(69,484)
Net income (loss)	$ 1,763,813			$ (338)		$ 6,685,193
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	18,975,000					18,975,000
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share)	$ 0.07					$ 0.28
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	4,125,000	[1],[2],[3]	4,125,000	[1],[2],[3]	5,193,750
Basic net income (loss) per share, common stock (in Dollars per share)	$ 0.07			$ 0		$ 0.28

[1]	Excludes up to 618,750 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[2]	In October 2021, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 862,500 shares of common stock. All shares and associated amounts were retroactively restated to reflect the share surrender (see Notes 5 and 7).
[3]	On December 20, 2021, the Company effected a 1.1-for-1 stock dividend resulting in the Sponsor holding 4,743,750 shares of common stock. All shares and associated amounts were retroactively restated to reflect the stock dividend (see Notes 5 and 7)